ASSETS AND LIABILITIES HELD FOR SALE (Tables)	6 Months Ended
Jun. 30, 2026
ASSETS AND LIABILITIES HELD FOR SALE
Schedule of total assets and liabilities of the disposal group that were classified as held for sale on the Group's Consolidated Balance Sheet

As of December
31, 2025
Assets held for sale:
Property and equipment, net	17
Operating lease right-of-use assets	552
Finance lease right-of-use assets	70
Other assets	30
Total	669

Liabilities held for sale:
Accrued expenses and other current liabilities	39
Operating lease liabilities, current	21
Operating lease liabilities, non-current	510
Finance lease liabilities	74
Other liabilities	27
Total	671